INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2022
INCOME TAX EXPENSE
INCOME TAX EXPENSE

34      INCOME TAX EXPENSE

	For the years ended December 31
	2022	2021	2020

Current income tax expense	2,271,443	3,079,631	960,202
Deferred tax expense/(benefit)	94,196	(210,080)	(318,873)
	2,365,639	2,869,551	641,329

The Group’s entities established and operated in mainland China are subject to PRC corporate income tax at the standard rate of 25% (2021: 25%, 2020: 25%) on their respective estimated taxable profits for the year. Certain branches and subsidiaries of the Company located in the western regions of the mainland China are granted tax concessions including a preferential tax rate of 15% (2021: 15%, 2020: 15%). The provision for Hong Kong profits tax is calculated at 16.5% of the estimated assessable profits for the year ended December 31, 2022 (2021: 16.5%,2020: 16.5%).

	For the years ended December 31
	2022	2021	2020

Profit before income tax	13,208,968	14,186,428	2,886,012

Tax expense calculated at the statutory tax rate of the Company 25% (2021: 25%, 2020: 25%)	3,302,242	3,546,607	721,503
Tax effects of:
Impact of different tax rates applied to subsidiaries	(263,643)	(80,794)	(77,929)
Preferential income tax rates applicable to certain branches and subsidiaries	(1,476,012)	(1,216,984)	(350,681)
Impact of change in income tax rate	(130,616)	45,101	(52,177)
Impact of temporary differences and tax losses not recognized for deferred tax assets	1,214,908	783,320	575,404
Tax incentive in relation to deduction of certain expenses	(198,130)	(186,889)	(80,268)
Distribution of other equity instruments deductible for tax purpose	(21,182)	(76,807)	(86,034)
Expenses not deductible for tax purposes	66,541	72,721	65,924
Profits and losses attributable to joint ventures and associates	(67,477)	(1,946)	(25,526)
Over-provision of current income tax of previous periods	(60,992)	(14,778)	(48,887)

Income tax expense	2,365,639	2,869,551	641,329
Effective tax rate	18%	20%	22%